Water And Wastewater Rates (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Water And Wastewater Rates [Line Items]
Income tax benefit	$ 14,962	$ 25,219	$ 21,233	$ 65,220	$ 67,590
Deferred income tax benefits	$ 16,506	31,477	26,699
Amortization Of Income Tax Catch-Up Bonus	10.00%
Deferred Income Tax Benefit, Catch-Up Bonus	$ 38,000	38,000
Infrastructure rehabilitation surcharge percentage, reset level upon new base rates	0.00%
Infrastructure rehabilitation surcharges	$ 3,261	4,598	3,205
Other Subsidiaries [Member]
Water And Wastewater Rates [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 3,347	$ 9,886	$ 9,431
Number of rate decisions | item	4	12	6
Revenues realized	$ 2,887	$ 5,375	$ 8,169
Minimum [Member]
Water And Wastewater Rates [Line Items]
Infrastructure rehabilitation surcharges, capped percentage	5.00%
Maximum [Member]
Water And Wastewater Rates [Line Items]
Infrastructure rehabilitation surcharges, capped percentage	12.75%